John Hancock Financial Services
U.S. Wealth Management
601 Congress Street
Boston, MA 02210
(617) 663-4329
Fax: (617) 663-2197
E-Mail: pmorisette@jhancock.com

Name :	Patricia A. Morisette
Title:	Assistant Vice President and Counsel
March 2, 2012
VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

RE:	John Hancock Funds III (the “Trust”), on behalf of: John Hancock Disciplined Value Fund (the “Fund”) File Nos. 333-125838; 811-21777
CERTIFICATION UNDER RULE 497(j)
Ladies and Gentlemen:
Pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, as amended (the “Securities Act”), in lieu of filing under paragraph (c) of Rule 497, the undersigned hereby certifies on behalf of the Trust that the form of prospectus and statement of additional information for the Fund that would have been filed under paragraph (c) of Rule 497 does not differ from the Prospectus and Statement of Additional Information dated March 1, 2012, contained in Post-Effective Amendment No. 44 to the Trust’s Registration Statement on Form N-1A under the Securities Act and Amendment No. 46 to its Registration Statement under the Investment Company Act of 1940, as amended, the text of which was filed electronically with the U.S. Securities and Exchange Commission on February 24, 2012, via EDGAR, accession number 0000950123-12-003092.
Sincerely,
/s/Patricia A. Morisette
Patricia A. Morisette, Esq.
Assistant Secretary
John Hancock Funds III